Document and Entity Information	Oct. 04, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Registrant Name	Evolve Transition Infrastructure LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33147
Entity Tax Identification Number	11-3742489
Entity Address, Address Line One	1360 Post Oak Blvd, Suite 2400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	783-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	SNMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001362705
Amendment Flag	false